UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Contrafund®

September 30, 2012

1.807733.108

CON-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.5%
Automobiles - 0.3%
Hyundai Motor Co.	713,581	$ 161,468
Tesla Motors, Inc. (a)	2,268,741	66,429
		227,897
Distributors - 0.1%
LKQ Corp. (a)	4,361,714	80,692
Diversified Consumer Services - 0.0%
Coinstar, Inc. (a)(d)	305,489	13,741
Kroton Educacional SA unit (a)	593,500	10,159
		23,900
Hotels, Restaurants & Leisure - 5.1%
Arcos Dorados Holdings, Inc.	3,904,452	60,246
Chipotle Mexican Grill, Inc. (a)(e)	2,356,154	748,173
Dunkin' Brands Group, Inc. (e)	7,147,490	208,671
Galaxy Entertainment Group Ltd. (a)	31,700,000	106,293
InterContinental Hotel Group PLC	640,900	16,830
Las Vegas Sands Corp.	750,200	34,787
Marriott International, Inc. Class A	857,000	33,509
McDonald's Corp.	20,541,986	1,884,727
Starbucks Corp.	12,099,154	614,032
The Cheesecake Factory, Inc.	799,100	28,568
Tim Hortons, Inc. (Canada) (e)	12,018,532	625,438
Wyndham Worldwide Corp.	842,700	44,225
		4,405,499
Household Durables - 0.9%
D.R. Horton, Inc.	15,163,653	312,978
Lennar Corp. Class A	3,055,900	106,254
M.D.C. Holdings, Inc.	550,000	21,181
Persimmon PLC	509,900	6,245
PulteGroup, Inc. (a)	18,368,205	284,707
Ryland Group, Inc.	511,500	15,345
Toll Brothers, Inc. (a)	2,351,400	78,137
		824,847
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	5,651,937	1,437,401
ASOS PLC (a)	91,600	3,250
Expedia, Inc.	2,395,738	138,569
Liberty Media Corp. Interactive Series A (a)	1,707,000	31,580
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Priceline.com, Inc. (a)	964,600	$ 596,827
TripAdvisor, Inc.	4,434,710	146,035
		2,353,662
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	1,307,325	105,723
Media - 5.1%
Comcast Corp. Class A	23,315,278	833,987
Discovery Communications, Inc. (a)(e)	16,351,642	975,048
Legend Pictures LLC (a)(h)(i)	38,222	40,864
Liberty Global, Inc. Class A (a)	1,616,000	98,172
Liberty Media Corp.:
Capital Series A (a)	1,264,565	131,730
rights (a)	21,115	286
Series A (a)	63,345	3,144
Naspers Ltd. Class N	1,314,963	81,361
Sirius XM Radio, Inc. (a)(d)	40,213,118	104,554
The Walt Disney Co.	39,989,719	2,090,663
Time Warner Cable, Inc.	645,757	61,386
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	41,234	15,463
		4,436,658
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)(e)	12,554,425	606,065
Dollarama, Inc.	1,165,950	74,421
Dollarama, Inc. (a)(f)	1,194,200	76,224
Macy's, Inc.	667,430	25,109
		781,819
Specialty Retail - 4.8%
American Eagle Outfitters, Inc.	2,327,300	49,059
AutoZone, Inc. (a)	193,173	71,410
Bed Bath & Beyond, Inc. (a)	11,234,900	707,799
Cabela's, Inc. Class A (a)	351,390	19,214
Dick's Sporting Goods, Inc.	1,674,923	86,845
DSW, Inc. Class A	117,500	7,840
Fast Retailing Co. Ltd.	40,000	9,303
Five Below, Inc.	537,441	21,003
Foot Locker, Inc.	1,928,500	68,462
Foschini Ltd.	362,076	5,504
Gap, Inc.	5,776,100	206,669
GNC Holdings, Inc.	79,585	3,101
Home Depot, Inc.	2,012,100	121,470
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Inditex SA	140,499	$ 17,446
Kingfisher PLC	3,517,200	15,005
Limited Brands, Inc.	1,026,000	50,541
Penske Automotive Group, Inc.	2,673,156	80,435
PetSmart, Inc.	2,098,119	144,728
Ross Stores, Inc.	8,675,388	560,430
TJX Companies, Inc.	36,150,008	1,619,159
Tractor Supply Co.	351,300	34,740
Ulta Salon, Cosmetics & Fragrance, Inc.	1,261,919	121,529
Urban Outfitters, Inc. (a)	2,282,300	85,723
Zumiez, Inc. (a)(d)	657,472	18,232
		4,125,647
Textiles, Apparel & Luxury Goods - 1.5%
Michael Kors Holdings Ltd.	1,308,400	69,581
NIKE, Inc. Class B	7,888,426	748,691
Salvatore Ferragamo Italia SpA	286,688	5,965
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	4,767,322	266,160
VF Corp.	1,085,360	172,963
		1,263,360
TOTAL CONSUMER DISCRETIONARY		18,629,704
CONSUMER STAPLES - 9.2%
Beverages - 3.5%
Anheuser-Busch InBev SA NV ADR	4,972,400	427,179
Boston Beer Co., Inc. Class A (a)(d)	400,407	44,834
Diageo PLC sponsored ADR	1,340,400	151,103
Dr Pepper Snapple Group, Inc.	2,881,400	128,309
The Coca-Cola Co.	58,272,982	2,210,294
		2,961,719
Food & Staples Retailing - 2.4%
Bim Birlesik Magazalar A/S JSC	190,000	7,929
Costco Wholesale Corp.	5,241,523	524,807
CVS Caremark Corp.	9,342,500	452,364
Fresh Market, Inc. (a)	1,224,500	73,446
Wal-Mart Stores, Inc.	12,460,900	919,614
Whole Foods Market, Inc.	1,203,350	117,206
		2,095,366
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.6%
Associated British Foods PLC	2,640,164	$ 54,954
Kraft Foods, Inc. Class A	8,270,700	341,993
Orion Corp.	32,349	28,205
Tingyi (Cayman Islands) Holding Corp.	566,000	1,704
Want Want China Holdings Ltd.	72,985,000	93,090
		519,946
Household Products - 1.8%
Colgate-Palmolive Co.	12,641,107	1,355,379
Kimberly-Clark Corp.	2,438,200	209,149
		1,564,528
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	12,828,100	789,826
TOTAL CONSUMER STAPLES		7,931,385
ENERGY - 5.2%
Energy Equipment & Services - 0.3%
Cameron International Corp. (a)	759,900	42,608
Dresser-Rand Group, Inc. (a)	155,000	8,542
Schlumberger Ltd.	2,683,418	194,092
		245,242
Oil, Gas & Consumable Fuels - 4.9%
Americas Petrogas, Inc. (a)(f)	3,562,500	6,704
Anadarko Petroleum Corp.	8,044,004	562,437
BG Group PLC	1,965,800	39,680
Birchcliff Energy Ltd. (a)	4,787,400	32,335
Birchcliff Energy Ltd. (f)	1,900,000	12,833
Cabot Oil & Gas Corp.	1,029,700	46,234
Canadian Natural Resources Ltd.	2,375,912	73,300
Concho Resources, Inc. (a)	3,468,859	328,674
Continental Resources, Inc. (a)	2,018,992	155,260
Encana Corp.	565,930	12,394
Enterprise Products Partners LP	477,500	25,594
EOG Resources, Inc.	4,709,857	527,739
HollyFrontier Corp.	425,000	17,540
Madalena Ventures, Inc. (f)	9,370,500	2,288
Marathon Petroleum Corp.	1,395,229	76,166
Noble Energy, Inc. (e)	17,484,009	1,620,942
Occidental Petroleum Corp.	2,801,519	241,099
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Painted Pony Petroleum Ltd. Class A (a)	132,937	$ 1,462
PetroBakken Energy Ltd. Class A (d)	68,400	971
Phillips 66	3,057,200	141,762
TAG Oil Ltd. (a)	1,065,143	7,823
TAG Oil Ltd. (f)	1,365,935	10,032
The Williams Companies, Inc.	245,000	8,568
Tourmaline Oil Corp. (a)	5,901,100	184,218
Tourmaline Oil Corp. (a)(f)	1,363,300	42,559
TransAtlantic Petroleum Ltd. (a)(f)	1,734,051	1,821
Tullow Oil PLC	699,614	15,477
Ultrapar Participacoes SA	2,823,900	63,533
Valero Energy Corp.	255,000	8,078
		4,267,523
TOTAL ENERGY		4,512,765
FINANCIALS - 11.6%
Capital Markets - 0.2%
Charles Schwab Corp.	3,137,400	40,127
State Street Corp.	3,415,400	143,310
		183,437
Commercial Banks - 4.3%
Bank of Ireland (a)	1,295,920,022	161,073
BB&T Corp.	6,199,100	205,562
BOK Financial Corp.	161,866	9,566
Fifth Third Bancorp	4,321,300	67,023
M&T Bank Corp.	1,381,566	131,470
Metro Bank PLC Class A (a)(e)(i)	2,671,250	43,135
PNC Financial Services Group, Inc.	5,690,392	359,064
U.S. Bancorp	20,211,929	693,269
Wells Fargo & Co.	61,009,497	2,106,658
		3,776,820
Consumer Finance - 0.8%
American Express Co.	9,271,800	527,195
Capital One Financial Corp.	2,625,116	149,658
Credit Acceptance Corp. (a)	119,044	10,179
		687,032
Diversified Financial Services - 0.1%
Citigroup, Inc.	439,202	14,371
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	977,632	$ 39,575
Kotak Mahindra Bank Ltd. (a)	1,183,309	14,509
		68,455
Insurance - 5.2%
ACE Ltd.	6,412,400	484,777
Admiral Group PLC	2,538,963	43,172
AIA Group Ltd.	52,027,600	193,911
Berkshire Hathaway, Inc. Class A (a)	22,022	2,922,319
Fairfax Financial Holdings Ltd. (sub. vtg.)	152,622	58,951
Marsh & McLennan Companies, Inc.	1,770,200	60,063
Prudential PLC	650,000	8,440
The Chubb Corp.	6,636,274	506,215
The Travelers Companies, Inc.	3,475,828	237,260
		4,515,108
Real Estate Investment Trusts - 0.7%
American Tower Corp.	8,181,700	584,092
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	18,058,000	250,750
Kennedy-Wilson Holdings, Inc.	1,402,800	19,597
		270,347
TOTAL FINANCIALS		10,085,291
HEALTH CARE - 10.7%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	4,582,460	524,233
Amgen, Inc.	9,543,972	804,748
ARIAD Pharmaceuticals, Inc. (a)	2,405,323	58,269
Biogen Idec, Inc. (a)	8,582,500	1,280,766
BioMarin Pharmaceutical, Inc. (a)	1,526,560	61,475
Celgene Corp. (a)	930,500	71,090
CSL Ltd.	565,138	26,966
Gilead Sciences, Inc. (a)	5,105,800	338,668
Grifols SA ADR	1,253,521	28,618
Medivation, Inc. (a)	1,471,334	82,924
Merrimack Pharmaceuticals, Inc.	1,777,990	16,678
Onyx Pharmaceuticals, Inc. (a)	346,700	29,296
Pharmacyclics, Inc. (a)	135,000	8,708
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)	846,226	$ 22,806
Theravance, Inc. (a)	700,000	18,137
		3,373,382
Health Care Equipment & Supplies - 0.7%
Align Technology, Inc. (a)	1,301,500	48,116
Boston Scientific Corp. (a)	956,300	5,489
CareFusion Corp. (a)	621,900	17,656
Covidien PLC	811,300	48,207
Cyberonics, Inc. (a)	830,506	43,535
Edwards Lifesciences Corp. (a)	569,900	61,190
Intuitive Surgical, Inc. (a)	768,343	380,814
		605,007
Health Care Providers & Services - 1.1%
Catamaran Corp. (a)	875,455	85,800
DaVita, Inc. (a)	270,000	27,975
Express Scripts Holding Co. (a)	2,307,128	144,588
Henry Schein, Inc. (a)	740,900	58,731
McKesson Corp.	1,046,200	90,005
Qualicorp SA (a)	2,599,000	25,384
UnitedHealth Group, Inc.	10,281,800	569,715
		1,002,198
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)(e)	2,481,892	227,763
Cerner Corp. (a)	5,811,930	449,902
		677,665
Life Sciences Tools & Services - 0.6%
Fluidigm Corp. (a)(i)	1,027,387	17,466
Mettler-Toledo International, Inc. (a)(e)	2,580,488	440,593
Waters Corp. (a)	338,706	28,224
		486,283
Pharmaceuticals - 3.6%
Abbott Laboratories	11,985,055	821,695
Allergan, Inc.	515,462	47,206
Bayer AG	3,222,655	276,761
Bristol-Myers Squibb Co.	4,398,492	148,449
Eli Lilly & Co.	2,311,300	109,579
Johnson & Johnson	4,046,400	278,837
Merck & Co., Inc.	5,696,500	256,912
Novartis AG sponsored ADR	843,600	51,679
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novo Nordisk A/S Series B	3,350,581	$ 527,294
Perrigo Co.	2,726,600	316,749
Pfizer, Inc.	3,417,500	84,925
Roche Holding AG (participation certificate)	229,905	42,950
UCB SA	184,700	10,156
Valeant Pharmaceuticals International, Inc. (Canada) (a)	667,277	36,829
Watson Pharmaceuticals, Inc. (a)	1,473,200	125,458
		3,135,479
TOTAL HEALTH CARE		9,280,014
INDUSTRIALS - 4.8%
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	87,925	5,148
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	265,000	8,601
Fortune Brands Home & Security, Inc. (a)	2,424,500	65,486
		74,087
Commercial Services & Supplies - 0.4%
Aggreko PLC	382,226	14,276
Cintas Corp.	1,244,200	51,572
Edenred SA	1,643,181	46,169
Stericycle, Inc. (a)	2,774,008	251,103
Swisher Hygiene, Inc. (a)	6,357,060	7,895
		371,015
Electrical Equipment - 0.3%
AMETEK, Inc.	433,850	15,380
Cooper Industries PLC Class A	338,241	25,388
Roper Industries, Inc.	2,026,814	222,727
		263,495
Industrial Conglomerates - 1.2%
3M Co.	838,300	77,476
Danaher Corp.	13,511,627	745,166
General Electric Co.	7,681,700	174,451
Tyco International Ltd.	1,183,100	66,561
		1,063,654
Machinery - 0.3%
Fanuc Corp.	329,200	53,067
Illinois Tool Works, Inc.	1,626,700	96,740
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Rexnord Corp.	1,116,700	$ 20,346
Snap-On, Inc.	700,091	50,316
Wabtec Corp.	5,600	450
		220,919
Professional Services - 0.5%
Bureau Veritas SA	233,900	24,022
Experian PLC	7,999,002	132,914
IHS, Inc. Class A (a)	1,929,319	187,819
On Assignment, Inc. (a)	1,127,457	22,459
Verisk Analytics, Inc. (a)	1,637,200	77,947
		445,161
Road & Rail - 1.5%
Canadian National Railway Co.	473,300	41,880
Canadian Pacific (d)	4,852,100	402,688
J.B. Hunt Transport Services, Inc.	1,193,230	62,096
Localiza Rent A Car SA	1,364,500	23,962
Union Pacific Corp.	6,351,954	753,977
		1,284,603
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
Class A (a)(f)	1,624,500	33,140
Class A (a)	3,482,478	71,043
Mills Estruturas e Servicos de Engenharia SA	998,200	14,427
W.W. Grainger, Inc.	1,342,105	279,654
		398,264
TOTAL INDUSTRIALS		4,126,346
INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 1.3%
Cisco Systems, Inc.	5,297,400	101,127
Motorola Solutions, Inc.	2,825,052	142,806
QUALCOMM, Inc.	13,994,143	874,494
		1,118,427
Computers & Peripherals - 9.8%
Apple, Inc.	12,402,558	8,275,727
EMC Corp. (a)	8,078,300	220,295
Seagate Technology	510,549	15,827
		8,511,849
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A (e)	8,999,560	$ 529,894
National Instruments Corp.	135,645	3,414
		533,308
Internet Software & Services - 7.7%
Akamai Technologies, Inc. (a)	1,689,100	64,625
AOL, Inc.	958,467	33,767
Constant Contact, Inc. (a)(d)(e)	1,529,940	26,621
Cornerstone OnDemand, Inc. (a)	1,606,902	49,268
Demandware, Inc.	441,877	14,030
Dropbox, Inc. (i)	5,464,028	49,445
eBay, Inc. (a)	15,790,095	764,398
Equinix, Inc. (a)	556,600	114,687
ExactTarget, Inc.	1,732,500	41,961
Facebook, Inc.:
Class A (d)	16,243,500	351,672
Class B (a)(i)	3,464,225	67,500
Google, Inc. Class A (a)	6,125,621	4,621,781
LinkedIn Corp. (a)	1,395,122	167,973
MercadoLibre, Inc.	953,124	78,680
Rackspace Hosting, Inc. (a)	152,700	10,092
VeriSign, Inc. (a)	2,269,410	110,498
Web.com Group, Inc. (a)	1,244,418	22,337
Yahoo!, Inc. (a)	4,779,200	76,348
		6,665,683
IT Services - 5.1%
Accenture PLC Class A	11,200,200	784,350
Alliance Data Systems Corp. (a)(e)	2,730,911	387,653
Fidelity National Information Services, Inc.	3,560,339	111,154
Fiserv, Inc. (a)	2,519,255	186,500
IBM Corp.	2,016,336	418,289
MasterCard, Inc. Class A	2,427,663	1,096,041
Paychex, Inc.	253,100	8,426
Syntel, Inc.	6,228	389
Teradata Corp. (a)	337,900	25,481
Vantiv, Inc.	132,971	2,866
Visa, Inc. Class A	10,348,933	1,389,655
		4,410,804
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	286,254	11,218
ARM Holdings PLC sponsored ADR	11,363,015	317,937
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV	3,464,400	$ 185,969
Avago Technologies Ltd.	1,263,637	44,057
Broadcom Corp. Class A	1,442,300	49,875
Cirrus Logic, Inc. (a)	1,965,294	75,448
Samsung Electronics Co. Ltd.	466,370	563,662
		1,248,166
Software - 3.4%
Allot Communications Ltd. (a)(e)	2,126,503	56,395
Ariba, Inc. (a)	1,981,664	88,779
Check Point Software Technologies Ltd. (a)	3,796,651	182,847
Citrix Systems, Inc. (a)	5,097,300	390,300
Concur Technologies, Inc. (a)(e)	3,092,449	228,006
Descartes Systems Group, Inc. (a)	515,100	4,511
Fortinet, Inc. (a)	3,469,021	83,742
Guidewire Software, Inc.	183,249	5,690
Informatica Corp. (a)	1,253,948	43,650
Intuit, Inc.	7,480,000	440,422
NetSuite, Inc. (a)	2,967,168	189,305
Red Hat, Inc. (a)	3,220,225	183,360
salesforce.com, Inc. (a)	2,898,935	442,638
ServiceNow, Inc. (d)	974,086	37,678
SolarWinds, Inc. (a)(e)	3,934,594	219,314
Splunk, Inc.	464,500	17,056
Symantec Corp. (a)	6,901,800	124,232
Trion World Network, Inc. warrants 8/10/17 (a)(i)	124,282	0*
Ultimate Software Group, Inc. (a)	521,065	53,201
VMware, Inc. Class A (a)	1,436,300	138,948
Workday, Inc. (i)	1,223,783	29,983
		2,960,057
TOTAL INFORMATION TECHNOLOGY		25,448,294
MATERIALS - 4.3%
Chemicals - 1.7%
Ashland, Inc.	1,153,100	82,562
CF Industries Holdings, Inc.	443,800	98,630
Eastman Chemical Co.	800,000	45,608
Ecolab, Inc.	2,722,363	176,436
Filtrona PLC	4,283,935	35,626
FMC Corp.	1,111,900	61,577
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	1,742,700	$ 90,028
Monsanto Co.	4,516,600	411,101
PPG Industries, Inc.	1,230,100	141,265
Sherwin-Williams Co.	1,312,300	195,415
Syngenta AG (Switzerland)	167,930	62,820
Valspar Corp.	1,059,200	59,421
W.R. Grace & Co. (a)	422,673	24,972
		1,485,461
Containers & Packaging - 0.1%
Ball Corp.	1,163,070	49,209
Rock-Tenn Co. Class A	260,000	18,767
		67,976
Metals & Mining - 2.5%
Allied Nevada Gold Corp. (Canada) (a)	570,300	22,375
Altius Minerals Corp. (a)	99,600	1,087
Avion Gold Corp. (a)(e)	34,562,015	28,125
B2Gold Corp. (a)(e)	31,303,833	125,457
B2Gold Corp. (a)(e)(f)	5,850,000	23,445
CGA Mining Ltd. (Canada) (a)	14,878,500	42,376
Dalradian Resources, Inc. (a)	52,600	69
Dalradian Resources, Inc. (f)	3,000,000	3,937
Eldorado Gold Corp.	3,730,188	56,877
Franco-Nevada Corp. (e)	13,238,600	780,365
Franco-Nevada Corp. warrants 6/16/17 (a)(e)(f)	342,250	3,064
Freeport-McMoRan Copper & Gold, Inc.	1,053,700	41,705
Goldcorp, Inc.	2,466,782	113,265
Medusa Mining Ltd. (e)	12,134,545	76,278
New Gold, Inc. (a)	19,611,011	240,375
Newcrest Mining Ltd.	2,431,374	73,493
Novagold Resources, Inc. (a)	10,405,777	58,110
Premier Gold Mines Ltd. (a)(e)	7,144,100	46,290
Premier Gold Mines Ltd. (e)(f)	3,850,000	24,946
Pretium Resources, Inc. (a)	2,260,406	29,615
Randgold Resources Ltd. sponsored ADR	292,700	36,002
Rio Alto Mining Ltd. (a)	1,207,600	6,412
Royal Gold, Inc.	1,024,344	102,291
Tahoe Resources, Inc. (a)	240,803	4,904
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tahoe Resources, Inc. (a)(f)	5,376,500	$ 109,488
Turquoise Hill Resources Ltd. (a)	16,112,294	137,178
		2,187,529
TOTAL MATERIALS		3,740,966
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
inContact, Inc. (a)	427,700	2,789
tw telecom, inc. (a)	1,303,100	33,972
		36,761
UTILITIES - 0.1%
Electric Utilities - 0.0%
ITC Holdings Corp.	174,200	13,166
Multi-Utilities - 0.1%
YTL Corp. Bhd	92,209,226	51,889
YTL Corp. Bhd rights 10/17/12 (a)	6,147,281	573
		52,462
TOTAL UTILITIES		65,628
TOTAL COMMON STOCKS (Cost $51,074,679)		83,857,154
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1:
8.00% (i)	1,228,555	6,279
8.00%	87,753	449
8.00%	87,754	449
		7,177
HEALTH CARE - 0.0%
Biotechnology - 0.0%
bluebird bio (i)	19,295,922	9,615
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(i)	410,013	$ 0*
Dropbox, Inc. Series A (i)	1,260,898	11,410
Software - 0.1%
Trion World Network, Inc.:
Series C, 8.00% (a)(i)	3,950,196	16,907
Series C-1, 8.00% (a)(i)	310,705	1,330
		18,237
TOTAL INFORMATION TECHNOLOGY		29,647
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $74,413)		46,439
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd.:
8% 11/10/14 pay-in-kind (g)(i)	$ 48,586	50,388
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc.:
9% 11/18/13	192	192
9% 11/18/13	192	192
9% 12/2/13 (i)	2,693	2,693
		3,077
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19	8,171	8,559
TOTAL CONSUMER DISCRETIONARY		11,636
TOTAL CORPORATE BONDS (Cost $59,499)		62,024
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	2,728,426,764	$ 2,728,427
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	336,603,484	336,603
TOTAL MONEY MARKET FUNDS (Cost $3,065,030)		3,065,030
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $54,273,621)		87,030,647
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(395,866)
NET ASSETS - 100%		$ 86,634,781
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $350,481,000 or 0.4% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $362,478,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
bluebird bio	7/23/12	$ 9,615
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 86,629
Fluidigm Corp.	10/9/07 - 1/6/11	$ 18,170
Security	Acquisition Date	Acquisition Cost (000s)
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 22,464
Glam Media, Inc. 9% 12/2/13	12/2/11	$ 2,693
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 48,884
Legend Pictures LLC	9/23/10 - 3/30/12	$ 31,991
Metro Bank PLC Class A	12/8/09 - 5/21/12	$ 37,356
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc.: Series C, 8.00%	8/22/08	$ 21,691
Series C-1, 8.00%	8/10/10	$ 1,706
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
Workday, Inc.	10/13/11	$ 16,227
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,555
Fidelity Securities Lending Cash Central Fund	5,976
Total	$ 10,531
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Data Systems Corp.	$ 156,000	$ 152,939	$ -	$ -	$ 387,653
Allot Communications Ltd.	-	53,271	-	-	56,395
Amphenol Corp. Class A	506,556	44,220	159,917	3,078	529,894
athenahealth, Inc.	45,749	131,579	8,119	-	227,763
Avion Gold Corp.	59,448	460	3,525	-	28,125
B2Gold Corp.	83,805	15,568	-	-	125,457
B2Gold Corp. 144A	17,807	-	-	-	23,445
Birchcliff Energy Ltd.	98,366	-	30,091	-	-
Chipotle Mexican Grill, Inc.	949,372	15,256	177,139	-	748,173
Concur Technologies, Inc.	7,872	190,777	-	-	228,006
Constant Contact, Inc.	43,052	4,177	7,651	-	26,621
Dalradian Resources, Inc. 144A	-	5,996	-	-	-
Dalradian Resources, Inc.	7,447	301	3,586	-	-
Discovery Communications, Inc.	649,586	27,961	-	-	975,048
Dollar Tree, Inc.	720,888	-	228,881	-	606,065
Dunkin' Brands Group, Inc.	116,194	71,943	-	3,171	208,671
Franco-Nevada Corp.	435,254	80,668	-	4,156	780,365
Franco-Nevada Corp. warrants 6/16/17	1,916	-	-	-	3,064
Informatica Corp.	202,710	18,843	147,929	-	-
LogMeIn, Inc.	53,513	7,642	55,721	-	-
Medusa Mining Ltd.	56,958	2,539	5,083	743	76,278
Metro Bank PLC Class A	11,513	16,046	-	-	43,135
Mettler-Toledo International, Inc.	470,560	-	96,942	-	440,593
Noble Energy, Inc.	1,613,053	38,831	-	11,466	1,620,942
Premier Gold Mines Ltd.	-	34,799	-	-	46,290
Premier Gold Mines Ltd. 144A	-	22,255	-	-	24,946
Pretium Resources, Inc.	23,735	49,215	38,896	-	-
Quality Systems, Inc.	111,601	-	112,490	365	-
SolarWinds, Inc.	68,594	90,482	17,325	-	219,314
Tim Hortons, Inc. (Canada)	589,796	8,572	14,622	6,420	625,438
TJX Companies, Inc.	1,245,690	32,080	132,852	12,177	-
TreeHouse Foods, Inc.	232,324	-	192,392	-	-
Total	$ 8,579,359	$ 1,116,420	$ 1,433,161	$ 41,576	$ 8,051,681
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,636,881	$ 18,556,547	$ 16,830	$ 63,504
Consumer Staples	7,931,385	7,931,385	-	-
Energy	4,512,765	4,512,765	-	-
Financials	10,085,291	9,872,643	169,513	43,135
Health Care	9,289,629	8,752,720	527,294	9,615
Industrials	4,126,346	4,118,451	7,895	-
Information Technology	25,477,941	25,301,366	67,500	109,075
Materials	3,740,966	3,678,146	62,820	-
Telecommunication Services	36,761	36,761	-	-
Utilities	65,628	65,055	573	-
Corporate Bonds	62,024	-	8,559	53,465
Money Market Funds	3,065,030	3,065,030	-	-
Total Investments in Securities:	$ 87,030,647	$ 85,890,869	$ 860,984	$ 278,794
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $54,692,860,000. Net unrealized appreciation aggregated $32,337,787,000, of which $32,979,249,000 related to appreciated investment securities and $641,462,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2012

1.808768.108

ANIF-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.1%
Automobiles - 0.2%
Hyundai Motor Co.	171,233	$ 38,746
Tesla Motors, Inc. (a)(d)	480,400	14,066
		52,812
Distributors - 0.1%
LKQ Corp. (a)	1,004,600	18,585
Diversified Consumer Services - 0.0%
Coinstar, Inc. (a)(d)	61,900	2,784
Kroton Educacional SA unit (a)	116,900	2,001
		4,785
Hotels, Restaurants & Leisure - 4.9%
Arcos Dorados Holdings, Inc.	844,300	13,028
Chipotle Mexican Grill, Inc. (a)	556,978	176,863
Dunkin' Brands Group, Inc. (d)	1,709,800	49,918
Galaxy Entertainment Group Ltd. (a)	7,269,000	24,374
InterContinental Hotel Group PLC	160,900	4,225
Las Vegas Sands Corp.	277,022	12,846
Marriott International, Inc. Class A	201,100	7,863
McDonald's Corp.	4,883,698	448,079
Starbucks Corp.	2,866,782	145,489
The Cheesecake Factory, Inc.	181,100	6,474
Tim Hortons, Inc. (Canada)	2,847,500	148,182
Wyndham Worldwide Corp.	197,600	10,370
		1,047,711
Household Durables - 1.0%
D.R. Horton, Inc.	3,958,757	81,709
Lennar Corp. Class A	800,400	27,830
M.D.C. Holdings, Inc.	124,300	4,787
Persimmon PLC	123,600	1,514
PulteGroup, Inc. (a)	4,641,300	71,940
Ryland Group, Inc.	124,600	3,738
Toll Brothers, Inc. (a)	505,006	16,781
		208,299
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	1,373,600	349,334
ASOS PLC (a)	22,400	795
Expedia, Inc.	528,151	30,548
Liberty Media Corp. Interactive Series A (a)	397,900	7,361
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Priceline.com, Inc. (a)	238,820	$ 147,765
TripAdvisor, Inc.	1,054,100	34,712
		570,515
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	328,800	26,590
Media - 5.1%
Comcast Corp. Class A	5,754,000	205,821
Discovery Communications, Inc. (a)	3,921,127	233,817
Legend Pictures LLC (a)(h)(i)	7,990	8,542
Liberty Global, Inc. Class A (a)	424,400	25,782
Liberty Media Corp.:
Capital Series A (a)	322,432	33,588
rights (a)	4,850	66
Series A (a)	14,550	722
Naspers Ltd. Class N	312,200	19,317
Sirius XM Radio, Inc. (a)(d)	9,593,979	24,944
The Walt Disney Co.	9,686,980	506,435
Time Warner Cable, Inc.	157,800	15,000
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	2,267	850
		1,074,884
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	2,968,818	143,320
Dollarama, Inc.	246,800	15,753
Dollarama, Inc. (a)(f)	229,600	14,655
Macy's, Inc.	129,300	4,864
		178,592
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	516,100	10,879
AutoZone, Inc. (a)	42,600	15,748
Bed Bath & Beyond, Inc. (a)	2,623,900	165,306
Cabela's, Inc. Class A (a)	85,400	4,670
Dick's Sporting Goods, Inc.	388,800	20,159
DSW, Inc. Class A	28,600	1,908
Fast Retailing Co. Ltd.	9,200	2,140
Five Below, Inc. (d)	124,200	4,854
Foot Locker, Inc.	468,000	16,614
Foschini Ltd.	68,200	1,037
Gap, Inc.	1,354,400	48,460
GNC Holdings, Inc.	19,400	756
Home Depot, Inc.	524,500	31,664
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Inditex SA	34,417	$ 4,274
Kingfisher PLC	715,900	3,054
Limited Brands, Inc.	293,900	14,478
Lithia Motors, Inc. Class A (sub. vtg.)	400,000	13,324
Penske Automotive Group, Inc.	616,800	18,560
PetSmart, Inc.	489,500	33,766
Ross Stores, Inc.	2,086,500	134,788
TJX Companies, Inc.	8,503,700	380,881
Tractor Supply Co.	72,100	7,130
Ulta Salon, Cosmetics & Fragrance, Inc.	313,502	30,192
Urban Outfitters, Inc. (a)	541,400	20,335
Zumiez, Inc. (a)(d)	147,800	4,098
		989,075
Textiles, Apparel & Luxury Goods - 1.5%
Arezzo Industria e Comercio SA	44,000	794
China Hongxing Sports Ltd. (a)	6,000,000	562
Michael Kors Holdings Ltd.	323,000	17,177
NIKE, Inc. Class B	1,886,500	179,048
Salvatore Ferragamo Italia SpA (d)	70,000	1,456
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	1,208,100	67,448
VF Corp.	264,800	42,199
		308,684
TOTAL CONSUMER DISCRETIONARY		4,480,532
CONSUMER STAPLES - 9.0%
Beverages - 3.3%
Anheuser-Busch InBev SA NV ADR	1,170,700	100,575
Boston Beer Co., Inc. Class A (a)(d)	93,470	10,466
Diageo PLC sponsored ADR	331,000	37,314
Dr Pepper Snapple Group, Inc.	636,900	28,361
The Coca-Cola Co.	14,021,774	531,846
		708,562
Food & Staples Retailing - 2.4%
Bim Birlesik Magazalar A/S JSC	45,000	1,878
Costco Wholesale Corp.	1,296,500	129,812
CVS Caremark Corp.	2,130,500	103,159
Fresh Market, Inc. (a)	294,100	17,640
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	3,106,200	$ 229,238
Whole Foods Market, Inc.	284,100	27,671
		509,398
Food Products - 0.6%
Associated British Foods PLC	640,600	13,334
Kraft Foods, Inc. Class A	2,010,800	83,147
Orion Corp.	7,382	6,436
Tingyi (Cayman Islands) Holding Corp.	136,000	410
Want Want China Holdings Ltd.	18,152,000	23,152
		126,479
Household Products - 1.8%
Colgate-Palmolive Co.	3,059,400	328,029
Kimberly-Clark Corp.	585,800	50,250
		378,279
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	3,101,800	190,978
TOTAL CONSUMER STAPLES		1,913,696
ENERGY - 5.3%
Energy Equipment & Services - 0.3%
Cameron International Corp. (a)	184,900	10,367
Dresser-Rand Group, Inc. (a)	38,400	2,116
Schlumberger Ltd.	685,400	49,575
		62,058
Oil, Gas & Consumable Fuels - 5.0%
Americas Petrogas, Inc. (a)(f)	836,000	1,573
Anadarko Petroleum Corp.	2,050,600	143,378
BG Group PLC	471,900	9,525
Birchcliff Energy Ltd. (a)	783,700	5,293
Birchcliff Energy Ltd. (f)	900,000	6,079
Cabot Oil & Gas Corp.	247,500	11,113
Canadian Natural Resources Ltd. (d)	666,100	20,550
Concho Resources, Inc. (a)	800,680	75,864
Continental Resources, Inc. (a)	522,000	40,142
Encana Corp.	136,400	2,987
Enterprise Products Partners LP	152,700	8,185
EOG Resources, Inc.	1,159,400	129,911
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
GoviEx Uranium, Inc. (a)(i)	3,477,000	$ 8,171
HollyFrontier Corp.	103,900	4,288
Madalena Ventures, Inc. (f)	2,200,000	537
Marathon Petroleum Corp.	335,400	18,309
New World Oil & Gas PLC (a)(e)	23,000,000	4,178
Noble Energy, Inc.	3,994,700	370,349
Occidental Petroleum Corp.	696,248	59,919
Painted Pony Petroleum Ltd. Class A (a)	680,413	7,482
PetroBakken Energy Ltd. Class A	16,600	236
Phillips 66	734,700	34,068
Rooster Energy Ltd. (a)(e)	10,425,000	6,363
Skope Energy, Inc. (a)(e)(f)	784,000	56
TAG Oil Ltd. (a)	854,100	6,273
TAG Oil Ltd. (f)	322,900	2,371
The Williams Companies, Inc.	60,100	2,102
Tourmaline Oil Corp. (a)	1,355,000	42,300
Tourmaline Oil Corp. (a)(f)	303,400	9,471
TransAtlantic Petroleum Ltd. (a)(f)	325,400	342
Tullow Oil PLC	217,300	4,807
Ultrapar Participacoes SA	645,900	14,532
Valero Energy Corp.	64,100	2,031
		1,052,785
TOTAL ENERGY		1,114,843
FINANCIALS - 11.4%
Capital Markets - 0.2%
Charles Schwab Corp.	779,400	9,969
State Street Corp.	816,200	34,248
		44,217
Commercial Banks - 4.2%
Bank of Ireland (a)	291,271,128	36,203
BB&T Corp.	1,450,500	48,099
BOK Financial Corp.	37,900	2,240
Fifth Third Bancorp	1,026,600	15,923
M&T Bank Corp.	336,700	32,040
Metro Bank PLC Class A (a)(i)	239,350	3,865
PNC Financial Services Group, Inc.	1,356,200	85,576
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	4,903,200	$ 168,180
Wells Fargo & Co.	14,839,085	512,394
		904,520
Consumer Finance - 0.8%
American Express Co.	2,193,300	124,711
Capital One Financial Corp.	626,200	35,700
Credit Acceptance Corp. (a)	19,732	1,687
		162,098
Diversified Financial Services - 0.1%
Citigroup, Inc.	37,470	1,226
JPMorgan Chase & Co.	215,914	8,740
Kotak Mahindra Bank Ltd. (a)	284,313	3,486
		13,452
Insurance - 5.1%
ACE Ltd.	1,535,300	116,069
Admiral Group PLC	699,500	11,894
AIA Group Ltd.	12,507,400	46,616
Berkshire Hathaway, Inc. Class A (a)	5,268	699,064
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,600	9,502
Marsh & McLennan Companies, Inc.	426,800	14,481
Prudential PLC	155,985	2,026
The Chubb Corp.	1,598,900	121,964
The Travelers Companies, Inc.	902,200	61,584
		1,083,200
Real Estate Investment Trusts - 0.7%
American Tower Corp.	2,044,900	145,985
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	4,407,550	61,202
Kennedy-Wilson Holdings, Inc.	638,900	8,925
		70,127
TOTAL FINANCIALS		2,423,599
HEALTH CARE - 11.0%
Biotechnology - 4.2%
Achillion Pharmaceuticals, Inc. (a)	20,700	215
Alexion Pharmaceuticals, Inc. (a)	1,359,100	155,481
Amgen, Inc.	2,235,242	188,476
ARIAD Pharmaceuticals, Inc. (a)	2,051,572	49,699
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
ArQule, Inc. (a)	934,336	$ 4,774
Biogen Idec, Inc. (a)	2,092,500	312,264
BioMarin Pharmaceutical, Inc. (a)	328,100	13,213
Celgene Corp. (a)	245,600	18,764
CSL Ltd.	137,187	6,546
Gilead Sciences, Inc. (a)	1,219,430	80,885
Grifols SA ADR	306,600	7,000
Light Sciences Oncology, Inc. (a)	2,708,254	160
Medivation, Inc. (a)	352,840	19,886
Merrimack Pharmaceuticals, Inc.	453,736	4,256
Onyx Pharmaceuticals, Inc. (a)	54,100	4,571
Pharmacyclics, Inc. (a)	34,500	2,225
Puma Biotechnology, Inc.	422,223	6,333
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	122
Seattle Genetics, Inc. (a)	203,300	5,479
Synageva BioPharma Corp. (a)	134,100	7,165
Theravance, Inc. (a)	196,600	5,094
Verastem, Inc.	575,000	5,399
		898,007
Health Care Equipment & Supplies - 0.7%
Align Technology, Inc. (a)	302,800	11,195
Boston Scientific Corp. (a)	217,600	1,249
CareFusion Corp. (a)	150,000	4,259
Covidien PLC	173,600	10,315
Cyberonics, Inc. (a)	194,300	10,185
Edwards Lifesciences Corp. (a)	136,100	14,613
High Power Exploration (a)	58,562	94
Intuitive Surgical, Inc. (a)	192,400	95,359
		147,269
Health Care Providers & Services - 1.2%
Catamaran Corp. (a)	202,586	19,855
DaVita, Inc. (a)	64,300	6,662
Express Scripts Holding Co. (a)	566,300	35,490
Henry Schein, Inc. (a)	174,945	13,868
McKesson Corp.	259,100	22,290
OvaScience, Inc. (i)	1,090,900	6,000
Qualicorp SA (a)	582,695	5,691
UnitedHealth Group, Inc.	2,496,400	138,326
		248,182
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	605,090	$ 55,529
Cerner Corp. (a)	1,425,146	110,321
		165,850
Life Sciences Tools & Services - 0.5%
Fluidigm Corp. (a)(i)	112,607	1,914
Mettler-Toledo International, Inc. (a)	603,200	102,990
Waters Corp. (a)	78,800	6,566
		111,470
Pharmaceuticals - 3.6%
Abbott Laboratories	2,923,328	200,423
Allergan, Inc.	124,500	11,402
Bayer AG	777,105	66,738
Bristol-Myers Squibb Co.	1,121,000	37,834
Eli Lilly & Co.	548,400	26,000
Johnson & Johnson	1,021,300	70,378
Merck & Co., Inc.	1,347,000	60,750
Novartis AG sponsored ADR	205,400	12,583
Novo Nordisk A/S Series B	810,620	127,570
Perrigo Co.	686,960	79,804
Pfizer, Inc.	846,000	21,023
Roche Holding AG (participation certificate)	56,157	10,491
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,900	1,652
UCB SA	38,000	2,090
Valeant Pharmaceuticals International, Inc. (Canada) (a)	211,006	11,646
Watson Pharmaceuticals, Inc. (a)	381,800	32,514
		772,898
TOTAL HEALTH CARE		2,343,676
INDUSTRIALS - 4.6%
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	16,072	941
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	65,400	2,123
Fortune Brands Home & Security, Inc. (a)	584,100	15,777
		17,900
Commercial Services & Supplies - 0.4%
Aggreko PLC	93,800	3,503
Cintas Corp.	289,600	12,004
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Edenred SA	324,000	$ 9,104
Stericycle, Inc. (a)	646,315	58,504
Swisher Hygiene, Inc. (a)	1,395,310	1,733
		84,848
Electrical Equipment - 0.3%
AMETEK, Inc.	100,250	3,554
Cooper Industries PLC Class A	60,445	4,537
Roper Industries, Inc.	484,300	53,220
		61,311
Industrial Conglomerates - 1.2%
3M Co.	199,000	18,392
Danaher Corp.	3,267,854	180,222
General Electric Co.	1,865,300	42,361
Tyco International Ltd.	214,300	12,057
		253,032
Machinery - 0.2%
Fanuc Corp.	75,200	12,122
Illinois Tool Works, Inc.	413,400	24,585
Rexnord Corp. (d)	263,300	4,797
Snap-On, Inc.	169,163	12,158
		53,662
Professional Services - 0.5%
Bureau Veritas SA	56,562	5,809
Experian PLC	1,776,000	29,511
IHS, Inc. Class A (a)	448,102	43,623
On Assignment, Inc. (a)	275,400	5,486
Verisk Analytics, Inc. (a)	385,700	18,363
		102,792
Road & Rail - 1.4%
Canadian National Railway Co.	117,100	10,362
Canadian Pacific (d)	1,216,700	100,977
J.B. Hunt Transport Services, Inc.	276,800	14,405
Localiza Rent A Car SA	201,300	3,535
Union Pacific Corp.	1,500,100	178,062
		307,341
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
Class A (a)(f)	320,800	6,544
Class A (a)(d)	938,878	19,153
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Mills Estruturas e Servicos de Engenharia SA	92,300	$ 1,334
W.W. Grainger, Inc.	337,200	70,262
		97,293
TOTAL INDUSTRIALS		979,120
INFORMATION TECHNOLOGY - 29.1%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,285,800	24,546
Motorola Solutions, Inc.	685,100	34,632
QUALCOMM, Inc.	3,436,051	214,719
		273,897
Computers & Peripherals - 9.5%
Apple, Inc.	2,945,579	1,965,466
EMC Corp. (a)	1,901,100	51,843
Seagate Technology	120,100	3,723
		2,021,032
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	2,187,640	128,808
National Instruments Corp.	58,500	1,472
		130,280
Internet Software & Services - 7.9%
Akamai Technologies, Inc. (a)	401,300	15,354
AOL, Inc.	232,700	8,198
Constant Contact, Inc. (a)(d)	326,200	5,676
Cornerstone OnDemand, Inc. (a)	427,850	13,118
Demandware, Inc. (d)	94,600	3,004
Dropbox, Inc. (i)	1,289,836	11,672
eBay, Inc. (a)	3,914,761	189,514
Equinix, Inc. (a)	128,000	26,374
ExactTarget, Inc.	420,800	10,192
Facebook, Inc.:
Class A (d)	4,120,600	89,211
Class B (a)(i)	763,842	14,883
Google, Inc. Class A (a)	1,500,405	1,132,056
LinkedIn Corp. (a)	330,300	39,768
MercadoLibre, Inc. (d)	243,000	20,060
Rackspace Hosting, Inc. (a)	37,000	2,445
Responsys, Inc. (a)	500,000	5,115
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SPS Commerce, Inc. (a)(e)	1,000,000	$ 38,470
VeriSign, Inc. (a)	539,900	26,288
Web.com Group, Inc. (a)	294,905	5,294
Yahoo!, Inc. (a)	1,154,100	18,437
		1,675,129
IT Services - 5.0%
Accenture PLC Class A	2,757,000	193,073
Alliance Data Systems Corp. (a)	651,930	92,541
Fidelity National Information Services, Inc.	833,697	26,028
Fiserv, Inc. (a)	601,681	44,542
IBM Corp.	447,500	92,834
MasterCard, Inc. Class A	604,260	272,811
Paychex, Inc.	61,300	2,041
Syntel, Inc.	1,600	100
Teradata Corp. (a)	80,200	6,048
Vantiv, Inc.	31,900	687
Visa, Inc. Class A	2,545,700	341,837
		1,072,542
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	31,100	1,219
ARM Holdings PLC sponsored ADR	2,722,600	76,178
ASML Holding NV	825,200	44,297
Avago Technologies Ltd.	123,500	4,306
Broadcom Corp. Class A	343,100	11,864
Cirrus Logic, Inc. (a)	501,300	19,245
Samsung Electronics Co. Ltd.	115,453	139,538
		296,647
Software - 3.4%
Allot Communications Ltd. (a)	631,288	16,742
Ariba, Inc. (a)	477,500	21,392
Check Point Software Technologies Ltd. (a)	898,500	43,272
Citrix Systems, Inc. (a)	1,171,600	89,709
Concur Technologies, Inc. (a)	787,227	58,042
Descartes Systems Group, Inc. (a)	120,600	1,056
Fortinet, Inc. (a)	832,528	20,097
Guidewire Software, Inc.	36,808	1,143
Informatica Corp. (a)	325,379	11,326
Intuit, Inc.	1,799,200	105,937
NetSuite, Inc. (a)	703,800	44,902
Red Hat, Inc. (a)	807,800	45,996
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	664,233	$ 101,422
ServiceNow, Inc. (d)	235,300	9,101
SolarWinds, Inc. (a)	969,262	54,027
Splunk, Inc.	115,500	4,241
Symantec Corp. (a)	1,772,800	31,910
Trion World Network, Inc. warrants 8/10/17 (a)(i)	18,952	0*
Ultimate Software Group, Inc. (a)	119,730	12,224
VMware, Inc. Class A (a)	367,700	35,571
Workday, Inc. (i)	284,512	6,971
		715,081
TOTAL INFORMATION TECHNOLOGY		6,184,608
MATERIALS - 4.4%
Chemicals - 1.7%
Ashland, Inc.	253,000	18,115
CF Industries Holdings, Inc.	107,200	23,824
Eastman Chemical Co.	185,000	10,547
Ecolab, Inc.	678,300	43,961
Filtrona PLC	1,005,800	8,364
FMC Corp.	258,900	14,338
LyondellBasell Industries NV Class A	417,600	21,573
Monsanto Co.	1,105,100	100,586
PPG Industries, Inc.	334,700	38,437
Sherwin-Williams Co.	307,900	45,849
Syngenta AG (Switzerland)	40,730	15,236
Valspar Corp.	249,400	13,991
W.R. Grace & Co. (a)	111,800	6,605
		361,426
Containers & Packaging - 0.1%
Ball Corp.	287,700	12,173
Rock-Tenn Co. Class A	62,300	4,497
		16,670
Metals & Mining - 2.6%
Allied Nevada Gold Corp. (Canada) (a)	137,400	5,391
Altius Minerals Corp. (a)	23,100	252
Avion Gold Corp. (a)	9,356,700	7,614
B2Gold Corp. (a)	7,210,000	28,896
B2Gold Corp. (a)(f)	660,000	2,645
CGA Mining Ltd. (Canada) (a)	3,634,300	10,351
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Colossus Minerals, Inc. (a)	473,000	$ 2,699
Dalradian Resources, Inc. (a)	2,427,900	3,186
Dalradian Resources, Inc. (f)	1,000,000	1,312
Eldorado Gold Corp.	1,113,103	16,972
Franco-Nevada Corp.	3,201,500	188,716
Franco-Nevada Corp. warrants 6/16/17 (a)(f)	62,150	556
Freeport-McMoRan Copper & Gold, Inc.	256,100	10,136
Goldcorp, Inc.	521,701	23,954
Medusa Mining Ltd.	2,560,151	16,093
New Gold, Inc. (a)	4,514,100	55,330
Newcrest Mining Ltd.	613,050	18,531
Novagold Resources, Inc. (a)	2,452,600	13,696
Premier Gold Mines Ltd. (a)	1,548,300	10,032
Premier Gold Mines Ltd. (f)	900,000	5,832
Pretium Resources, Inc. (a)	683,300	8,952
Randgold Resources Ltd. sponsored ADR	71,800	8,831
Rio Alto Mining Ltd. (a)	287,600	1,527
Royal Gold, Inc.	461,100	46,045
Sable Mining Africa Ltd. (a)	6,884,720	1,001
Tahoe Resources, Inc. (a)	58,700	1,195
Tahoe Resources, Inc. (a)(f)	1,074,200	21,875
Turquoise Hill Resources Ltd. (a)	3,913,304	33,317
		544,937
TOTAL MATERIALS		923,033
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
inContact, Inc. (a)	103,900	677
tw telecom, inc. (a)	312,000	8,134
		8,811
UTILITIES - 0.1%
Electric Utilities - 0.0%
ITC Holdings Corp.	42,400	3,205
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
YTL Corp. Bhd	19,223,626	$ 10,818
YTL Corp. Bhd rights 10/17/12 (a)	1,281,575	119
		10,937
TOTAL UTILITIES		14,142
TOTAL COMMON STOCKS (Cost $14,109,662)		20,386,060
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1:
8.00% (i)	165,366	845
8.00%	11,811	60
8.00%	11,812	60
		965
HEALTH CARE - 0.2%
Biotechnology - 0.0%
bluebird bio (i)	4,658,909	2,322
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (a)(i)	1,325,100	9,276
Pharmaceuticals - 0.2%
Agios Pharmaceuticals, Inc. Series C (i)	3,363,446	16,518
Kythera Biopharmaceuticals, Inc. (a)(i)	3,803,655	18,124
		34,642
TOTAL HEALTH CARE		46,240
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(i)	64,821	0*
Dropbox, Inc. Series A (i)	299,518	2,710
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(i)	602,295	$ 2,578
Series C-1, 8.00% (a)(i)	47,380	203
		2,781
TOTAL INFORMATION TECHNOLOGY		5,491
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $57,255)		52,696
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd.:
8% 11/10/14 pay-in-kind (g)(i)	$ 11,301	11,721
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc.:
9% 11/18/13	26	26
9% 11/18/13	26	26
9% 12/2/13 (i)	362	362
		414
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19	1,849	1,937
TOTAL CONSUMER DISCRETIONARY		2,351
TOTAL CORPORATE BONDS (Cost $13,490)		14,072
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	767,877,725	$ 767,878
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	265,847,482	265,847
TOTAL MONEY MARKET FUNDS (Cost $1,033,725)		1,033,725
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $15,214,132)		21,486,553
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(259,016)
NET ASSETS - 100%		$ 21,227,537
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,848,000 or 0.3% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $127,527,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 16,518
bluebird bio	7/23/12	$ 2,322
Castlight Health, Inc. Series D	4/25/12	$ 7,999
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 19,102
Fluidigm Corp.	10/9/07 - 1/6/11	$ 1,992
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 3,024
Glam Media, Inc. 9% 12/2/13	12/2/11	$ 362
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 11,428
Kythera Biopharmaceuticals, Inc.	8/30/11	$ 20,000
Legend Pictures LLC	9/23/10 - 3/30/12	$ 6,776
Security	Acquisition Date	Acquisition Cost (000s)
Metro Bank PLC Class A	5/21/12	$ 3,791
OvaScience, Inc.	3/29/12	$ 6,000
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
Workday, Inc.	10/13/11	$ 3,773
* Amounts represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,171
Fidelity Securities Lending Cash Central Fund	2,086
Total	$ 3,257
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
New World Oil & Gas PLC	$ -	$ 2,884	$ -	$ -	$ 4,178
Rooster Energy Ltd.	-	6,357	-	-	6,363
Skope Energy, Inc.	1,193	-	-	-	56
SPS Commerce, Inc.	25,950	-	-	-	38,470
Total	$ 27,143	$ 9,241	$ -	$ -	$ 49,067
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,481,497	$ 4,466,353	$ 4,225	$ 10,919
Consumer Staples	1,913,696	1,913,696	-	-
Energy	1,114,843	1,106,672	-	8,171
Financials	2,423,599	2,381,505	38,229	3,865
Health Care	2,389,916	2,209,730	145,816	34,370
Industrials	979,120	977,387	1,733	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 6,190,099	$ 6,151,082	$ 14,883	$ 24,134
Materials	923,033	907,797	15,236	-
Telecommunication Services	8,811	8,811	-	-
Utilities	14,142	14,023	119	-
Corporate Bonds	14,072	-	1,937	12,135
Money Market Funds	1,033,725	1,033,725	-	-
Total Investments in Securities:	$ 21,486,553	$ 21,170,781	$ 222,178	$ 93,594
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $15,307,675,000. Net unrealized appreciation aggregated $6,178,878,000, of which $6,397,122,000 related to appreciated investment securities and $218,244,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012